Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	5.89207%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,364,373.20

Principal:
Principal Collections	$24,870,640.66
Prepayments in Full	$10,771,585.93
Liquidation Proceeds	$488,612.33
Recoveries	$9,093.81
Sub Total	$36,139,932.73
Collections	$40,504,305.93

Purchase Amounts:
Purchase Amounts Related to Principal	$41,551.65
Purchase Amounts Related to Interest	$99.72
Sub Total	$41,651.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,545,957.30

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,545,957.30
Servicing Fee	$855,286.13	$855,286.13	$0.00	$0.00	$39,690,671.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,690,671.17
Interest - Class A-2a Notes	$865,338.18	$865,338.18	$0.00	$0.00	$38,825,332.99
Interest - Class A-2b Notes	$664,287.17	$664,287.17	$0.00	$0.00	$38,161,045.82
Interest - Class A-3 Notes	$2,125,593.75	$2,125,593.75	$0.00	$0.00	$36,035,452.07
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$35,749,514.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,749,514.57
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$35,554,417.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,554,417.57
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$35,414,808.40
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,414,808.40
Regular Principal Payment	$42,238,934.06	$35,414,808.40	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$40,545,957.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,414,808.40
Total					$35,414,808.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,058,793.92	$76.78	$865,338.18	$3.31	$20,924,132.10	$80.09
Class A-2b Notes	$15,356,014.48	$76.78	$664,287.17	$3.32	$16,020,301.65	$80.10
Class A-3 Notes	$0.00	$0.00	$2,125,593.75	$4.61	$2,125,593.75	$4.61
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$35,414,808.40	$26.92	$4,275,862.77	$3.25	$39,690,671.17	$30.17

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$182,817,924.39	0.6997815	$162,759,130.47	0.6230015
Class A-2b Notes	$139,956,305.75	0.6997815	$124,600,291.27	0.6230015
Class A-3 Notes	$461,250,000.00	1.0000000	$461,250,000.00	1.0000000
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$912,304,230.14	0.6933562	$876,889,421.74	0.6664408

Pool Information
Weighted Average APR	5.072%	5.088%
Weighted Average Remaining Term	48.11	47.34
Number of Receivables Outstanding	33,004	32,243
Pool Balance	$1,026,343,350.32	$989,707,043.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$940,886,062.19	$907,937,194.34
Pool Factor	0.7110694	0.6856871

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$81,769,849.02
Targeted Overcollateralization Amount	$119,641,747.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$112,817,621.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$463,916.39
(Recoveries)		21	$9,093.81
Net Loss for Current Collection Period			$454,822.58
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5318%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3436%
Second Prior Collection Period			0.8572%
Prior Collection Period			0.6948%
Current Collection Period			0.5414%
Four Month Average (Current and Prior Three Collection Periods)			0.6092%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		675	$3,025,861.69
(Cumulative Recoveries)			$98,165.89
Cumulative Net Loss for All Collection Periods			$2,927,695.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2028%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,482.76
Average Net Loss for Receivables that have experienced a Realized Loss			$4,337.33

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.81%	193	$7,974,964.27
61-90 Days Delinquent	0.18%	39	$1,764,351.05
91-120 Days Delinquent	0.05%	9	$500,652.06
Over 120 Days Delinquent	0.02%	3	$181,140.50
Total Delinquent Receivables	1.05%	244	$10,421,107.88

Repossession Inventory:
Repossessed in the Current Collection Period		15	$688,854.60
Total Repossessed Inventory		27	$1,287,843.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1391%
Prior Collection Period			0.1212%
Current Collection Period			0.1582%
Three Month Average			0.1395%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2472%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$3,437,369.29
2 Months Extended	101	$4,062,505.64
3+ Months Extended	21	$723,807.81

Total Receivables Extended	208	$8,223,682.74
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer